Note 4(a) - Advances for Vessels Under Construction	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Advances for Vessels Acquisition Under Construction [Text Block]
4.a
       Advances for vessels under construction:

Advances for vessels under construction comprise: (also see Note
1
):

Advances for vessels under construction
Balance, December 31, 2019	12,241
— Advances paid	89,442
— Capitalized expenses	972
— Transferred to Vessels, net	(76,959)
Balance, June 30, 2020	25,696

On
February 10
and
February 17, 2020
the Company took delivery of M/T Eco Los Angeles and M/T Eco City of Angels respectively from Hyundai Mipo Dockyard and hence advances paid and capitalized expenses relating to these vessels were transferred from Advances for vessels under construction to Vessels, net.